Segment Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue from External Customer [Line Items]
Net Sales	$ 1,662,600	$ 2,328,526	$ 1,635,420
Cost of Sales	144,683	420,273	281,962
Gross Profit	1,517,917	1,908,253	1,353,458
Sales Of Health Care Supplement [Member]
Revenue from External Customer [Line Items]
Net Sales	1,489,053	1,799,074	1,373,412
Cost of Sales	144,683	158,563	163,962
Gross Profit	1,344,370	1,640,511	1,209,450
Technical Supporting Services [Member]
Revenue from External Customer [Line Items]
Net Sales	173,547	529,452	56,356
Cost of Sales	0	261,710	0
Gross Profit	$ 173,547	267,742	56,356
Sales Of Acer Truncatum Seedlings [Member]
Revenue from External Customer [Line Items]
Net Sales		0	205,652
Cost of Sales		426,695	118,000
Gross Profit		$ (426,695)	$ 87,652